Basis of consolidation - Purchase price allocation (Details) € / shares in Units, € in Thousands, shares in Thousands, Share in Thousands	Nov. 02, 2017 EUR (€) Share € / shares shares	Nov. 02, 2017 EUR (€) Share $ / shares shares	Nov. 02, 2017 EUR (€) Share € / shares
Disclosure of detailed information about business combination [line items]
Multiplied by Adjustment Ratio			€ 100
Divided by Adjustment Ratio			€ 100
Spark Networks, Inc.
Disclosure of detailed information about business combination [line items]
Spark common stock outstanding | shares	34,701	34,701
Multiplied by Adjustment Ratio	€ 100
New Spark ADSs to be issued, as converted | Share	3,470	3,470	3,470
USD to EUR exchange rate	858.7	858.7
Spark common stock per share price | (per share)	€ 0.85	$ 0.99	€ 0.85
Divided by Adjustment Ratio	€ 100
Per share fair value of Spark common stock			€ 8.50
Fair value of New Spark ADSs to be issued pursuant to the Business Combination | €	€ 29,499	$ 29,499	€ 29,499